Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue Into three Revenue Streams, Onsisting of SaaS/PaaS Services, Cloud Related Services and AI Solution Services (Details) - USD ($)
	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 42,537,106	$ 59,794,661	$ 82,249,571
Real-Time Engagement Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	12,577,033	21,129,793	13,065,501
SMS Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	11,845,128	12,894,028	17,085,803
CDN services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues			2,773,165
SaaS/PaaS Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	24,422,161	34,023,821	32,924,469
Customized Platform Development Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	1,264,003	2,685,800	10,460,478
Software License And Other Cloud Related Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	1,712,910	3,383,772	5,226,520
Cloud Related Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	2,976,913	6,069,572	15,686,998
AI Solution Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	15,138,032	19,701,268	33,638,104
Transferred over time [Member] | Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	24,280,366	32,370,145	31,910,013
Transferred at a point in time [Member] | Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	2,976,913	6,069,572	14,797,126
Transferred at a point in time [Member] | Product [Member[
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 15,279,827	$ 21,354,944	$ 35,542,432